Related Party (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2019	May 31, 2019	May 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Related Party Transaction [Line Items]
Accounts Payable - Related Party		$ 0		$ 6,200	$ 0
Proceeds from Note Payable - Related Party		28,504	$ 27,954	35,554	0
Proceeds from Advances - Related Party		0	600
Beneficial conversion feature		$ 0	$ 27,954	$ 27,954	$ 0
Legal Custodian [Member]
Related Party Transaction [Line Items]
Date issued				May 01, 2018
Professional fees incurred, related party	$ 11,000
Accounts Payable - Related Party	7,200
Note Payable - Related Party				$ 600
Interest rate				10.00%
Accrued Interest - Related Party				$ 0
Proceeds from Advances - Related Party				600
Affiliated Entity1 [Member]
Related Party Transaction [Line Items]
Professional fees incurred, related party				10,000
Accounts Payable - Related Party				6,200
Proceeds from Note Payable - Related Party	34,954			35,554
Note Payable - Related Party	$ 21,954			$ 22,554
Interest rate	10.00%			10.00%
Convertible to common shares	$ 0.0001			$ 0.0001
Common stock were issued in exchange for a debt conversion to related party, amount	$ 13,000			$ 13,000
Accrued Interest - Related Party	1,954			857
Beneficial conversion feature				$ 27,954
AffiliatedEntity2Member
Related Party Transaction [Line Items]
Proceeds from Note Payable - Related Party	15,956
Note Payable - Related Party	$ 15,956
Interest rate	10.00%
Accrued Interest - Related Party	$ 623